Segmented information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
The results of operations and assets for these segments are reflected in the tables below.

	Year ended December 31, 2016
	Generation	Distribution	Corporate	Total
Revenue	$265,949	$830,069	$—	$1,096,018
Fuel, power and water purchased	21,260	274,055	—	295,315
Net revenue	244,689	556,014	—	800,703
Operating expenses	72,346	258,664	1,991	333,001
Administrative expenses	19,656	26,272	421	46,349
Depreciation and amortization	80,094	102,657	4,148	186,899
Gain on foreign exchange	—	—	(436)	(436)
Operating income (loss) from continuing operations	72,593	168,421	(6,124)	234,890
Interest expense	21,847	50,616	59,129	131,592
Interest, dividend, equity and other income	32	(5,125)	(5,480)	(10,573)
Other expenses (gain)	(14,403)	(18,119)	16,883	(15,639)
Earnings (loss) before income taxes	$65,117	$141,049	$(76,656)	$129,510
Property, plant and equipment	$2,455,336	$2,345,436	$89,174	$4,889,946
Equity-method investees	59,021	914	4,484	64,419
Total assets	2,771,651	5,343,023	134,786	8,249,460
Capital expenditures	141,420	235,744	28,579	405,743

22.	Segmented information (continued)

	Year ended December 31, 2015
	Generation	Distribution	Corporate	Total
Revenue	$244,751	$783,104	$—	$1,027,855
Fuel and power purchased	27,990	348,883	—	376,873
Net revenue	216,761	434,221	—	650,982
Operating expenses	63,601	214,064	1,741	279,406
Administrative expenses	10,822	20,725	8,283	39,830
Depreciation and amortization	67,293	82,513	—	149,806
Gain on foreign exchange	—	—	(2,631)	(2,631)
	75,045	116,919	(7,393)	184,571
Interest expense	29,395	34,971	1,627	65,993
Interest, dividend and other income	(1,154)	(3,974)	(3,967)	(9,095)
Other expense (gain)	(5,623)	391	2,656	(2,576)
Earnings (loss) before income taxes	$52,427	$85,531	$(7,709)	$130,249
Property, plant and equipment	$1,899,103	$1,890,353	$87,714	$3,877,170
Equity-method investees	44,638	769	7,066	52,473
Total assets	2,345,905	2,508,267	137,553	4,991,725
Capital expenditures	55,992	119,967	28,236	204,195

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2016	2015
Revenue
Canada	$100,403	$86,977
United States	995,615	940,878
	$1,096,018	$1,027,855
Property, plant and equipment
Canada	$558,271	$592,598
United States	4,331,675	3,284,572
	$4,889,946	$3,877,170
Intangible assets
Canada	$36,611	$40,186
United States	28,378	34,291
	$64,989	$74,477